Debt and Equity Securities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Collateralized mortgage obligations	$ 17,361	$ 16,015
Collateralized mortgage obligations, fair value	17,133	15,814
Securities pledged to secure public deposits	213,154	196,397
Market value of securities pledged to secure public deposits	209,575	192,484
Securities adjust prior to maturity	53,248	50,991
Market value of securities that have rates that adjust prior to maturity	53,040	51,132
Tennessee
Schedule of Available-for-sale Securities [Line Items]
Securities in obligations of political subdivisions	23,670	27,412
Market value of securities in obligations of political subdivisions	23,404	27,088
Texas
Schedule of Available-for-sale Securities [Line Items]
Securities in obligations of political subdivisions	9,464	10,840
Market value of securities in obligations of political subdivisions	$ 9,121	$ 10,269